Dividends (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Dividends Paid And Proposed

	2017 cents per share	2016 cents per share	2015 cents per share	2017 $m	2016 $m	2015 $m
Paid during the year:
Final (declared for previous year)	64.0	57.5	52.0	127	137	125
Interim	33.0	30.0	27.5	62	56	63
Special (note 27)	202.5	632.9	—	404	1,500	—

	299.5	720.4	79.5	593	1,693	188

Proposed (not recognised as a liability at 31 December):
Final	71.0	64.0	57.5	135	126	135